BUSINESS SEGMENTS (Tables)	6 Months Ended	12 Months Ended
	Mar. 28, 2014	Sep. 27, 2013
Segment Reporting [Abstract]
Business Segments

Sales, operating income and depreciation and amortization by reportable segment follow (in thousands):

Sales	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
FSS North America	$2,396,880	$2,354,315
FSS International	744,163	702,154
Uniform	360,964	347,268

	$3,502,007	$3,403,737

Operating Income (Loss)	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
FSS North America	$125,416	$84,238
FSS International	13,163	(10,027)
Uniform	36,564	23,277

	175,143	97,488
Corporate	(54,336)	(17,273)

Operating Income	120,807	80,215
Interest and Other Financing Costs, net	(102,074)	(147,124)

Income (Loss) Before Income Taxes	$18,733	$(66,909)

Depreciation and Amortization	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
FSS North America	$91,954	$93,161
FSS International	13,916	16,019
Uniform	19,170	25,898
Corporate	277	226

	$125,317	$135,304

Sales	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
FSS North America	$5,017,231	$4,811,899
FSS International	1,519,738	1,427,051
Uniform	728,119	700,702

	$7,265,088	$6,939,652

Operating Income	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
FSS North America	$288,550	$225,789
FSS International	40,235	9,183
Uniform	76,859	54,373

	405,644	289,345
Corporate	(127,615)	(33,811)

Operating Income	278,029	255,534
Interest and Other Financing Costs, net	(185,427)	(260,475)

Income (Loss) Before Income Taxes	$92,602	$(4,941)

Depreciation and Amortization	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
FSS North America	$188,002	$185,009
FSS International	29,375	31,798
Uniform	44,402	51,442
Corporate	362	455

	$262,141	$268,704

Financial information by segment follows (in millions):

	Sales
	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Food and Support Services—North America	$9,665.2	$9,413.2	$9,019.0
Food and Support Services—International	2,869.2	2,729.5	2,723.3
Uniform and Career Apparel	1,411.3	1,362.7	1,340.1

	$13,945.7	$13,505.4	$13,082.4

	Operating Income
	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Food and Support Services—North America	$405.1	$425.6	$400.5
Food and Support Services—International	66.2	89.9	79.9
Uniform and Career Apparel	117.3	118.1	117.3

	588.6	633.6	597.7
Corporate	(74.2)	(51.8)	(50.6)

Operating Income	514.4	581.8	547.1
Interest and other financing costs, net	(423.8)	(456.8)	(451.1)

Income from Continuing Operations Before Income Taxes	$90.6	$125.0	$96.0

	Depreciation and Amortization
	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Food and Support Services—North America	$375.7	$364.7	$341.9
Food and Support Services—International	62.5	61.0	62.6
Uniform and Career Apparel	102.0	102.6	105.1
Corporate	1.9	0.9	0.9

	$542.1	$529.2	$510.5

	Capital Expenditures and Client Contract Investments and Other*
	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
Food and Support Services—North America	$285.6	$281.0	$207.9
Food and Support Services—International	60.7	51.9	58.6
Uniform and Career Apparel	46.7	40.5	33.3
Corporate	0.1	—	0.4

	$393.1	$373.4	$300.2

*	Includes amounts acquired in business combinations

	Identifiable Assets
	September 27, 2013	September 28, 2012
Food and Support Services—North America	$6,939.3	$7,120.8
Food and Support Services—International	1,531.2	1,527.7
Uniform and Career Apparel	1,670.0	1,681.7
Corporate	126.6	157.2

	$10,267.1	$10,487.4

The following geographic data include sales generated by subsidiaries within that geographic area and net property & equipment based on physical location (in millions):

	Sales
	Fiscal Year Ended September 27, 2013	Fiscal Year Ended September 28, 2012	Fiscal Year Ended September 30, 2011
United States	$10,025.0	$9,729.6	$9,369.6
Foreign	3,920.7	3,775.8	3,712.8

	$13,945.7	$13,505.4	$13,082.4

	Net Property & Equipment
	September 27, 2013	September 28, 2012
United States	$789.4	$790.1
Foreign	187.9	186.2

	$977.3	$976.3